united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 3/31/18

Item 1. Schedule of Investments.

PSI All Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Value
	EXCHANGE TRADED FUNDS - 91.9%
	EMERGING MARKETS - 20.4%
11,499	Direxion Daily Emerging Markets Bull 3x Shares ETF	$1,465,548
29,858	iShares MSCI Emerging Markets ETF	1,441,544
		2,907,092
	LARGE CAP GROWTH - 14.6%
14,430	ProShares UltraPro QQQ ETF *	2,076,766

	SPECIALTY FUNDS - 56.9%
20,883	First Trust Dow Jones Internet Index Fund *	2,516,401
75,805	SPDR S&P Oil & Gas Exploration & Production ETF	2,669,852
44,817	SPDR Technology Select Sector Fund	2,931,928
		8,118,181

	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,940,452)	13,102,039

	TOTAL INVESTMENTS - 91.9% (Cost - $12,940,452) (a)	$13,102,039
	OTHER ASSETS LESS LIABILITIES - NET - 8.1%	1,155,761
	NET ASSETS - 100.0%	$14,257,800

* Non-income producing security.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,988,110 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$176,273
	Unrealized depreciation:	(62,344)
	Net unrealized appreciation:	$113,929

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Value
	EXCHANGE TRADED FUNDS - 13.0%
	BOND FUNDS - 13.0%
17,354	Direxion Daily 20 Year Plus Treasury Bull 3X Shares	$338,923
15,549	iShares 7-10 Year Treasury Bond ETF	1,604,501
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,913,897)	1,943,424

	MUTUAL FUNDS - 61.2%
	BOND FUNDS - 61.2%
68,832	Direxion Monthly High Yield Bull 1.2X Fund - Investor Class	1,591,403
257,235	Dreyfus High Yield Fund - Class I	1,579,421
186,480	Neuberger Berman High Income Bond Fund - Institutional Class	1,581,352
102,696	PIMCO Emerging Local Bond Fund - Institutional Class	804,108
77,595	PIMCO Foreign Bond Fund Unhedged - Institutional Class	804,656
163,432	Principal High Yield Fund 1 - Institutional Class	1,583,657
23,748	Rydex Series Funds - Government Long Bond 1.2x Strategy Fund - Investor Class	1,216,149
	TOTAL MUTUAL FUNDS (Cost - $9,200,000)	9,160,746

	TOTAL INVESTMENTS - 74.2% (Cost - $11,113,897) (a)	$11,104,170
	OTHER ASSETS LESS LIABILITIES - NET - 25.8%	3,870,654
	NET ASSETS - 100.0%	$14,974,824

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,113,897 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$54,440
	Unrealized depreciation:	(64,167)
	Net unrealized depreciation:	$(9,727)

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares			Value
	EXCHANGE TRADED FUNDS - 91.7%
	BOND FUND - 19.9%
45,899	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF		$4,202,054

	LARGE CAP GROWTH - 60.1%
78,566	Direxion Daily S&P 500 Bull 3X Shares		3,243,990
51,116	ProShares Ultra S&P 500 ETF		5,391,716
12,473	Proshares UltraPro S&P 500 ETF		1,630,595
202,802	ProShares UltraShort QQQ ETF		2,472,156
			12,738,457
	SMALL CAP GROWTH - 11.7%
144,112	ProShares UltraShort Russell2000		2,475,844

	TOTAL EXCHANGE TRADED FUNDS (Cost - $19,568,588)		19,416,355

	TOTAL INVESTMENTS - 91.7% (Cost - $19,568,588) (a)		$19,416,355
	OTHER ASSETS LESS LIABILITIES - NET - 8.3%		1,765,626
	NET ASSETS - 100.0%		$21,181,981

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,688,236 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$109,629
		Unrealized depreciation:	(381,510)
		Net unrealized depreciation:	$(271,881)

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Value
	EXCHANGE TRADED FUNDS - 75.4%
	BOND FUNDS - 50.3%
28,020	iShares 20+ Year Treasury Bond ETF	$3,415,638
39,849	iShares iBoxx $ High Yield Corporate Bond ETF	3,412,668
47,419	SPDR Bloomberg Barclays High Yield Bond ETF	1,699,971
		8,528,277
	LARGE CAP GROWTH - 5.0%
96,921	ProShares UltraShort Dow30 ETF	853,874

	SPECIALTY FUNDS - 20.1%
48,446	SPDR S&P Oil & Gas Exploration & Production ETF	1,706,268
77,661	VanEck Vectors Gold Miners ETF	1,706,989
		3,413,257

	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,767,603)	12,795,408

	MUTUAL FUND - 19.4%
249,638	KCM Macro Trends Fund - Class R-1 (Cost - $3,012,834)	3,295,218

	TOTAL INVESTMENTS - 94.8% (Cost - $15,780,437) (a)	$16,090,626
	OTHER ASSETS LESS LIABILITIES - NET - 5.2%	870,994
	NET ASSETS - 100.0%	$16,961,620

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,879,929 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$314,357
	Unrealized depreciation:	(103,660)
	Net unrealized appreciation:	$210,697

PSI Opportunistic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares			Value
	EXCHANGE TRADED FUNDS - 68.1%
	BOND FUND - 24.0%
10,094	PIMCO Enhanced Short Maturity Active ETF		$1,025,045

	EMERGING MARKETS - 6.2%
2,742	ProShares Ultra MSCI Emerging Markets ETF *		263,671

	LARGE CAP GROWTH - 23.5%
6,267	PowerShares QQQ Trust Series 1 ETF		1,003,535

	SPECIALTY FUND - 14.4%
31,332	VanEck Vectors Vietnam ETF		612,854

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,895,707)		2,905,105

	TOTAL INVESTMENTS - 68.1% (Cost - $2,895,707) (a)		$2,905,105
	OTHER ASSETS LESS LIABILITIES - NET - 31.9%		1,360,600
	NET ASSETS - 100.0%		$4,265,705

* Non-income producing security.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,922,249 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$11,821
		Unrealized depreciation:	(28,965)
		Net unrealized depreciation:	$(17,144)

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security valuation - Securities listed on an exchnage are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determines, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absense of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist a third party consultant such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings to held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Funds' investments measured at fair value:

PSI All Asset *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$13,102,039	$-	$-	$13,102,039
Total	$13,102,039	$-	$-	$13,102,039

PSI Total Return *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,943,424	$-	$-	$1,943,424
Mutual Funds	9,160,746	-	-	9,160,746
Total	$11,104,170	$-	$-	$11,104,170

PSI Strategic Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,416,355	$-	$-	$19,416,355
Total	$19,416,355	$-	$-	$19,416,355

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

PSI Tactical Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,795,408	$-	$-	$12,795,408
Mutual Fund	3,295,218	-	-	3,295,218
Total	$16,090,626	$-	$-	$16,090,626

PSI Calendar Effects *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,905,105	$-	$-	$2,905,105
Total	$2,905,105	$-	$-	$2,905,105

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classification.

Exchange Traded Funds
The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/24/18

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 5/24/18